Discontinued Operations and Assets Held for Sale - Liabilities and Assets Held for Sale (Details) - Discontinued Operations, Disposed of by Sale - Lottomatica Videolot Rete S.p.A. And Lottomatica Scommesse S.r.l.
$ in Millions
Dec. 31, 2020 USD ($)
Assets:
Trade and other receivables, net	$ 62
Other current assets	58
Systems, equipment and other assets related to contracts, net	86
Goodwill	520
Intangible assets, net	55
Other non-current assets	52
Assets held for sale	833
Liabilities:
Accounts payable	63
Other current liabilities	164
Other non-current liabilities	23
Liabilities held for sale	$ 250